Plant and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Plant and Equipment, Net [Line Items]
Depreciation expenses	$ 2,811,095	$ 361,895	$ 3,095,572	$ 4,055,344
Far Eastern Lease Co., Ltd [Member]
Plant and Equipment, Net [Line Items]
Other borrowing			$ 3,432,943